Related-party Transactions - Summary of Performance Targets and Achievement Against Targets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Revenue target weighting percentage	40.00%	40.00%	40.00%
Adjusted EBITDA margin target weighting percentage	40.00%	40.00%	40.00%
Individual Performance Objectives target weighting percentage	20.00%	20.00%	20.00%
Overall performance achievement target weighting percentage	100.00%	100.00%	100.00%
Revenue target performance	€ 561.5	€ 473.5	€ 424.0
Adjusted EBITDA Margin target performance	45.80%	45.50%	44.90%
Revenue actual performance	€ 564.7	€ 493.5	€ 421.8
Adjusted EBITDA margin actual performance percentage	45.90%	45.00%	45.30%
Individual performance objectives actual performance	120.00%	115.00%
Revenue pay out percentage	54.10%	60.00%	28.60%
Adjusted EBITDA margin pay out percentage	43.40%	27.30%	60.00%
Individual performance objectives pay out percentage	24.00%	23.00%	20.00%
Overall performance achievement pay out percentage	121.50%	110.30%	108.60%